INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets/(liabilities)
Operating lease liability	$ 706
Stock-based compensation	1,582	$ 98
Capitalized startup costs	22	35
Right-of use asset	(705)
Net operating loss carryforwards	19,937	6,176
Total deferred tax assets	21,542	6,309
Less: valuation allowance	(21,542)	(6,309)
Net deferred tax asset (liability)